Adoption of amended accounting standards	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Adoption of amended accounting standards	Adoption of amended accounting standards
As required, on January 1, 2026, we adopted Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7 issued by the IASB. Under the amendments, financial liabilities are derecognized on the settlement date when they are extinguished. Financial liabilities settled in cash using an electronic payment system may be derecognized prior to the settlement date when the required conditions are met. Similarly, financial assets are derecognized when the contractual rights to the cash flows expire or the asset is transferred.
The table below shows the initial impact of adopting these amendments.

	December 31, 2025 as reported	Impact of Amendments to IFRS 9 and IFRS 7	January 1, 2026, upon adoption of Amendments to IFRS 9 and IFRS 7
Consolidated statements of financial position:
Cash	314	107	421
Trade and other receivables	4,474	2	4,476
Trade payables and other liabilities	4,392	109	4,501
In accordance with the transitional provisions of the amendments, comparative periods have not been restated. The remaining amendments to IFRS 9 and IFRS 7 did not have a significant impact on our financial statements.